Convertible Instruments and Accrued Interest - Long-term Convertible Note - April 23, 2021 Note (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			9 Months Ended	12 Months Ended
	Apr. 23, 2022	Apr. 23, 2021	Feb. 28, 2023	May 31, 2022	May 31, 2021	Mar. 31, 2023	Aug. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Apr. 02, 2021
Debt Instrument [Line Items]
Net Proceeds					$ 100,000
Unamortized discount										$ 3,400
Number of days of notice to be given for conversion of notes into common stock			5 days
Amortization of issuance discount and costs			$ 1,772	$ 3,045
Net carrying value of note			$ 45,434	42,215	64,754
Warrants to purchase common shares, shares						71.1	5.5
Indemnitors
Debt Instrument [Line Items]
Warrants to purchase common shares, shares								13.0	30.0
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Debt instrument term	2 years
Convertible note, aggregate principal	$ 28,500
Net Proceeds	25,000
Unamortized discount	3,400
Debt issuance costs	100
Conversion of principal and interest of convertible notes to common stock	$ 7,000
Convertible notes, interest rate	10.00%		10.00%
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Conversion price per share	$ 10.00		$ 10.00
Number of days of notice to be given for conversion of notes into common stock		5 days
Shares reserved	6.0
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Threshold trading days to satisfy redemption obligation	3 days
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Debt proceeds requiring investor consent	$ 75,000
Additional debt, increase in interest rate	5.00%
Beneficial conversion feature		$ 0
Amortization of issuance discount and costs			$ 1,309	1,750
Net carrying value of note			$ 34,129	$ 30,309	$ 25,485
Maximum | Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Convertible notes, interest rate	22.00%